Severance Indemnities and Pension Plans (Assumed Health Care Cost Trend Rates and Effect of a One-percentage-point Change for Foreign Offices and Subsidiaries) (Detail)	Mar. 31, 2024	Mar. 31, 2023
Retirement Benefits [Abstract]
Initial trend rate	7.50%	7.00%
Ultimate trend rate	4.00%	4.50%